Equity Incentive Plan (Table) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Number of shares
Unvested at beginning of period	18,667	28,000
Granted	279,333	90,667
Vested	(21,333)	(100,000)
Unvested at end of period	276,667	18,667
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 36.75	$ 36.75
Granted	$ 6.43	$ 13.5
Vested	$ 19.71	$ 15.67
Unvested at end of period	$ 7.46	$ 36.75